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                        ANUALIDAD VARIABLE DEL DIRECTOR
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

SUPLEMENTO FECHADO EL 24 DE SEPTIEMBRE DE 1996 PARA EL PROSPECTO DE LA ANUALIDAD
 VARIABLE DEL DIRECTOR FECHADO EL 1 DE MAYO DE 1996, CON REVISION EN VIGOR EL 9
                               DE AGOSTO DE 1996

La subseccion titulada "ITT Hartford Life and Annuity Insurance Company" debe decir lo siguiente:

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

    ITT Hartford Life and Annuity Insurance Company ("ITT Hartford"), antiguamente ITT Life Insurance Corporation, se constituyo originalmente bajo las leyes de Wisconsin el 9 de enero de 1956. ITT Hartford fue redomiciliada a Connecticut el 1 de mayo de 1996. Es una compania de seguros de vida por acciones involucrada en el negocio de la venta de seguros tanto individuales como colectivos y anualidades en todos los estados incluyendo el Distrito de Columbia, excepto Nueva York. Las oficinas de ITT Hartford se ubican en Minneapolis, Minnesota; sin embargo, su direccion postal es P.O. Box 5085, Hartford, CT 06102-5085.

    ITT Hartford es en una filial de propiedad total de Hartford Life Insurance Company. ITT Hartford es propiedad de ultima instancia en un 100% de Hartford Fire Insurance Company, una de las empresas aseguradoras de lineas multiples mas grandes de los Estados Unidos. El 20 de diciembre de 1995, Hartford Fire Insurance Company se convirtio en una sociedad anonima con acciones cotizadas en bolsa.

    ITT Hartford tiene una calificacion de A+ (superior) otorgada por A.M. Best and Company, Inc. en virtud de su solidez financiera y de su desempeno operativo. ITT Hartford tiene calificacion de AA otorgada por Standard and Poor's, y AA+ por Duff and Phelps en virtud de su capacidad de pago de reclamaciones.

    Estas calificaciones no se aplican al desempeno de la Cuenta Separada. Sin embargo, las obligaciones Contractuales segun esta anualidad variable son las obligaciones corporativas generales de ITT Hartford. Estas calificaciones si se aplican a la capacidad de ITT Hartford para cumplir con sus obligaciones de seguros segun el Contrato.

HV-2123